Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	3,518,527	1,413,982
Professional Fees	397,727	342,845
Officer's Salary	516,332	627,197
Rent - Related Party	13,092	14,793
Research and Development	88,470	223,050
Total Operating Expenses	4,534,148	2,621,867
Loss from Operations	(4,534,148)	(2,621,867)
Other Income/(Expenses)
Interest expense	(386,624)	(294,352)
Amortization of original issue discount	(50,505)
Interest income		6,369
Total Other Income/(Expenses)	(437,129)	(287,983)
Net (Loss) before Provision for Income Taxes	(4,971,277)	(2,909,850)
Provision for Income Taxes
Net (Loss)	$ (4,971,277)	$ (2,909,850)
Net (Loss) Per Share - Basic and Diluted	$ (0.01)	$ 0
Weighted average number of shares outstanding during the period - Basic and Diluted	848,651,465	835,587,422